ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE [Text Block]

3. ACCOUNTS RECEIVABLE

	As at
	December 31,	December 31,
	2025	2024
Royalty and stream receivables	$4,312	$2,253
GST and other recoverable taxes	33	251
Other receivables	34	12
Total accounts receivable	$4,379	$2,516

As at December 31, 2025, and December 31, 2024, the Company did not have any royalty and stream receivables that were past due. The Company's allowance for doubtful accounts as at December 31, 2025, and December 31, 2024, was $Nil.